Finance Expense - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Expense [Abstract]
Net foreign currency exchange impact	€ (9,921)	€ 859	€ (2,584)